LEASE LIABILITY (Tables)	9 Months Ended
Sep. 30, 2022
Lease Liability
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2020	$158,124
Additions	440,675
Interest expense	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123
Interest expense	30,859
Lease payments	(112,070)
Balance at September 30, 2022	$407,912

Which consists of:

	September 30, 2022	December 31, 2021
Current lease liability	$118,077	$110,481
Non-current lease liability	289,835	378,642
Ending balance	$407,912	$489,123

SCHEDULE OF OPERATING MATURITY ANALYSIS

Maturity analysis	Total
Less than one year	$151,209
One to three years	219,140
Four to five years	110,013
Greater than five years	-
Total undiscounted lease liabilities	480,362
Amount representing implicit interest	(72,450)
$407,912